Pension Schemes (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability asset
Net defined benefit liability at the beginning of the year	€ 37,000	€ 30,000
Defined benefit cost included in profit or loss	95,000	93,000
Total remeasurement included in OCI	68,000
Employer contributions	(120,000)	(77,000)
Transfer reserves (terminated participants)		(9,000)
Net defined benefit liability at the end of the year	€ 80,000	€ 37,000